Note 13 - Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2015
Convertible Notes [Abstract]
Convertible Debt [Table Text Block]
	7% Notes (1)	4.5% Note (2)	8% and 4.4% Notes (3)	12% Con.Deb and Notes (4)	10% Notes (5)	VPP & VAG Note (6)	Other Notes (7)	Total
Balance at December 31, 2013	$65	$62,500	$1,525	$361	$20,000	$17,200	$-	$101,651
Convertible Notes Issued / (Cancelled)	-	-	12,358	6,776	5,940	(4,500)	693	21,267
Amortization of the Beneficial Conversion Feature & Warrant	17	-	-	241	-	-	-	258
Cash payments	-	-	(2,360)	-	(250)	-	-	(2,610)
Warrants attached	-	-	-	(170)	-	-	-	(170)
Notes Converted to common shares	-	-	(3,323)	(932)	(14,027)	(4,300)	(693)	(23,275)
Balance at December 31, 2014	$82	$62,500	$8,200	$6,276	$11,663	$8,400	$-	$97,121
Convertible Notes Issued/ Transferred from Financial Instruments	-	-	3,964	449	2,700	-	7,268	14,381
Amortization of the Beneficial Conversion Feature & Warrant	18	-	-	-	-	-	-	18
Notes Converted to preference shares	-	-	(7,440)	(475)	(6,922)	-	-	(14,837)
Notes Converted to common shares	-	-	(1,950)	-	(26)	(247)	(580)	(2,803)
Assignment to third parties	-	-	(1,816)	-	(1,215)	-	-	(3,031)
Balance at December 31, 2015	$100	$62,500	$958	$6,250	$6,200	$8,153	$6,688	$90,849
Short term convertible notes	100	62,500	958	6,250	6,200	8,153	982	85,143
Long term convertible notes	$-	$-	$-	$-	$-	$-	$5,706	$5,706